Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Regulated Operations [Abstract]
Schedule of Regulatory Assets and Liabilities
Regulatory assets and liabilities arise as a result of the rate-setting process. Hydro One has recorded the following regulatory assets and liabilities:

As at December 31 (millions of dollars)	2020	2019
Regulatory assets:
Deferred income tax regulatory asset	2,343	1,109
Pension benefit regulatory asset	1,660	1,125
Deferred tax asset sharing	204	—
Environmental	133	141
Post-retirement and post-employment benefits - non-service cost	113	96
Foregone revenue deferral	63	67
Post-retirement and post-employment benefits	59	105
Stock-based compensation	41	42
Conservation and Demand Management (CDM) variance	16	—
Debt premium	12	17
Other	32	26
Total regulatory assets	4,676	2,728
Less: current portion	(105)	(52)
	4,571	2,676

Regulatory liabilities:
Retail settlement variance account	92	23
Tax rule changes variance	70	44
Earnings sharing mechanism deferral	37	21
Pension cost differential	31	31
Green energy expenditure variance	22	31
Asset removal costs cumulative variance	19	—
External revenue variance	7	6
Deferred income tax regulatory liability	4	5
Distribution rate riders	1	42
Other	14	9
Total regulatory liabilities	297	212
Less: current portion	(66)	(45)
	231	167